IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Impairment of Long-Lived Assets and Other Assets

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Impairment on equipment and intangible assets	569,139	5,725,046	945,710
Impairment on prepayment for equipment	0	29,741,076	4,912,876

Total	569,139	35,466,122	5,858,586